Acquisition costs and other expenditure (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies	$ (1,120)	$ (1,026)
Acquisition costs deferred	426	373
Amortisation of acquisition costs	(249)	(186)
Administration costs and other expenditure (net of other reinsurance commission)	(1,572)	(1,542)
Movements in amounts attributable to external unit holders of consolidated investment funds	883	(21)
Total acquisition costs and other expenditure from continuing operations	(1,632)	(2,402)
Depreciation of property, plant and equipment	(71)	(85)
Depreciation charge from the right-of-use assets	(53)	(62)
Interest expense on lease liabilities	$ (5)	$ (6)